Inventories - Summary of inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Classes Of Inventories [Abstract]
Raw materials and purchased components	$ 648	$ 470
Consumable stores	875	840
Work in progress	1,082	970
Finished goods and goods for resale	1,027	800
Inventories	3,632	3,080
Expected to be used within one year	3,472	2,937
Expected to be used after more than one year	$ 160	$ 143